Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Global Infrastructure Fund, Inc.
Entity Central Index Key	0001276070
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class A
Trading Symbol	CSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 11.49% total return in the six months ended June 30, 2026, compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 10.66%, and the MSCI World Index - net, which returned 9.69%.

Security selection in midstream energy contributed to relative performance compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index. Contributors included a large overweight in The Williams Companies, a U.S.-based natural gas pipeline operator, which rose materially on expansion projects and improved operational efficiencies to better monetize growing natural gas demand. Stock selection in electric utilities also contributed, led by an overweight investment in Entergy Corporation. The company secured an expanded agreement with Meta for a Louisiana data center campus, increasing investment in power generation and grid infrastructure, while insulating other customers from the related costs. Stock selection in marine ports further contributed, driven by an overweight investment in International Container Terminal Services. The stock outperformed as earnings have consistently exceeded analysts' expectations, while the company continues to pursue accretive mergers and acquisitions.

Stock selection in the gas distribution sector detracted from relative performance, with an overweight investment in China-based ENN Energy Holdings declining after a planned takeover failed to materialize and lower-than-expected earnings and macroeconomic headwinds added pressure. An allocation to environmental services also detracted, with Cleanaway Waste Management delivering disappointing guidance. Security selection in the communications sector detracted, largely due to a lack of exposure to satellite operator Viasat. The company recently benefited from rising satellite enthusiasm following SpaceX's initial public offering, as well as the potential spinoff of its defense business.

Top contributors	Top detractors
Midstream	Gas Distribution
Electric	Environmental Services
Marine Ports	Communications

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[1]	12.35%	7.10%	7.23%
Without sales charge	17.65%	8.09%	7.73%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Net Tax Index	15.78%	7.65%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 1,125,342,558
Holdings Count | shares	63
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,125,342,558
Number of portfolio holdings (excluding derivatives)	63
Portfolio turnover rate[2]	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Sector diversification[3,5]	(%)
Electric	43.2%
Midstream	15.1%
Railways	14.9%
Airports	7.7%
Gas Distribution	5.7%
Marine Ports	4.3%
Communications	3.6%
Toll Roads	3.0%
Environmental Services	2.8%
Other (includes short-term investments)	-0.3%

Country diversification[3,5]	(%)
United States	60.5%
Canada	7.8%
Australia	4.0%
Japan	3.7%
Spain	3.4%
India	3.2%
United Kingdom	2.7%
Brazil	2.6%
Philippines	2.5%
Other (includes short-term investments)	9.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class C
Trading Symbol	CSUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$97	1.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 11.15% total return in the six months ended June 30, 2026, compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 10.66%, and the MSCI World Index - net, which returned 9.69%.

Security selection in midstream energy contributed to relative performance compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index. Contributors included a large overweight in The Williams Companies, a U.S.-based natural gas pipeline operator, which rose materially on expansion projects and improved operational efficiencies to better monetize growing natural gas demand. Stock selection in electric utilities also contributed, led by an overweight investment in Entergy Corporation. The company secured an expanded agreement with Meta for a Louisiana data center campus, increasing investment in power generation and grid infrastructure, while insulating other customers from the related costs. Stock selection in marine ports further contributed, driven by an overweight investment in International Container Terminal Services. The stock outperformed as earnings have consistently exceeded analysts' expectations, while the company continues to pursue accretive mergers and acquisitions.

Stock selection in the gas distribution sector detracted from relative performance, with an overweight investment in China-based ENN Energy Holdings declining after a planned takeover failed to materialize and lower-than-expected earnings and macroeconomic headwinds added pressure. An allocation to environmental services also detracted, with Cleanaway Waste Management delivering disappointing guidance. Security selection in the communications sector detracted, largely due to a lack of exposure to satellite operator Viasat. The company recently benefited from rising satellite enthusiasm following SpaceX's initial public offering, as well as the potential spinoff of its defense business.

Top contributors	Top detractors
Midstream	Gas Distribution
Electric	Environmental Services
Marine Ports	Communications

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	15.89%[1]	7.39%	7.03%
Without sales charge	16.89%	7.39%	7.03%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Net Tax Index	15.78%	7.65%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 1,125,342,558
Holdings Count | shares	63
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,125,342,558
Number of portfolio holdings (excluding derivatives)	63
Portfolio turnover rate[2]	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Sector diversification[3,5]	(%)
Electric	43.2%
Midstream	15.1%
Railways	14.9%
Airports	7.7%
Gas Distribution	5.7%
Marine Ports	4.3%
Communications	3.6%
Toll Roads	3.0%
Environmental Services	2.8%
Other (includes short-term investments)	-0.3%

Country diversification[3,5]	(%)
United States	60.5%
Canada	7.8%
Australia	4.0%
Japan	3.7%
Spain	3.4%
India	3.2%
United Kingdom	2.7%
Brazil	2.6%
Philippines	2.5%
Other (includes short-term investments)	9.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class I
Trading Symbol	CSUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 11.67% total return in the six months ended June 30, 2026, compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 10.66%, and the MSCI World Index - net, which returned 9.69%.

Security selection in midstream energy contributed to relative performance compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index. Contributors included a large overweight in The Williams Companies, a U.S.-based natural gas pipeline operator, which rose materially on expansion projects and improved operational efficiencies to better monetize growing natural gas demand. Stock selection in electric utilities also contributed, led by an overweight investment in Entergy Corporation. The company secured an expanded agreement with Meta for a Louisiana data center campus, increasing investment in power generation and grid infrastructure, while insulating other customers from the related costs. Stock selection in marine ports further contributed, driven by an overweight investment in International Container Terminal Services. The stock outperformed as earnings have consistently exceeded analysts' expectations, while the company continues to pursue accretive mergers and acquisitions.

Stock selection in the gas distribution sector detracted from relative performance, with an overweight investment in China-based ENN Energy Holdings declining after a planned takeover failed to materialize and lower-than-expected earnings and macroeconomic headwinds added pressure. An allocation to environmental services also detracted, with Cleanaway Waste Management delivering disappointing guidance. Security selection in the communications sector detracted, largely due to a lack of exposure to satellite operator Viasat. The company recently benefited from rising satellite enthusiasm following SpaceX's initial public offering, as well as the potential spinoff of its defense business.

Top contributors	Top detractors
Midstream	Gas Distribution
Electric	Environmental Services
Marine Ports	Communications

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I1	18.02%	8.46%	8.10%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Net Tax Index	15.78%	7.65%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 1,125,342,558
Holdings Count | shares	63
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,125,342,558
Number of portfolio holdings (excluding derivatives)	63
Portfolio turnover rate[2]	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Sector diversification[3,5]	(%)
Electric	43.2%
Midstream	15.1%
Railways	14.9%
Airports	7.7%
Gas Distribution	5.7%
Marine Ports	4.3%
Communications	3.6%
Toll Roads	3.0%
Environmental Services	2.8%
Other (includes short-term investments)	-0.3%

Country diversification[3,5]	(%)
United States	60.5%
Canada	7.8%
Australia	4.0%
Japan	3.7%
Spain	3.4%
India	3.2%
United Kingdom	2.7%
Brazil	2.6%
Philippines	2.5%
Other (includes short-term investments)	9.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class R
Trading Symbol	CSURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 11.36% total return in the six months ended June 30, 2026, compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 10.66%, and the MSCI World Index - net, which returned 9.69%.

Security selection in midstream energy contributed to relative performance compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index. Contributors included a large overweight in The Williams Companies, a U.S.-based natural gas pipeline operator, which rose materially on expansion projects and improved operational efficiencies to better monetize growing natural gas demand. Stock selection in electric utilities also contributed, led by an overweight investment in Entergy Corporation. The company secured an expanded agreement with Meta for a Louisiana data center campus, increasing investment in power generation and grid infrastructure, while insulating other customers from the related costs. Stock selection in marine ports further contributed, driven by an overweight investment in International Container Terminal Services. The stock outperformed as earnings have consistently exceeded analysts' expectations, while the company continues to pursue accretive mergers and acquisitions.

Stock selection in the gas distribution sector detracted from relative performance, with an overweight investment in China-based ENN Energy Holdings declining after a planned takeover failed to materialize and lower-than-expected earnings and macroeconomic headwinds added pressure. An allocation to environmental services also detracted, with Cleanaway Waste Management delivering disappointing guidance. Security selection in the communications sector detracted, largely due to a lack of exposure to satellite operator Viasat. The company recently benefited from rising satellite enthusiasm following SpaceX's initial public offering, as well as the potential spinoff of its defense business.

Top contributors	Top detractors
Midstream	Gas Distribution
Electric	Environmental Services
Marine Ports	Communications

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R1	17.45%	7.92%	7.56%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Net Tax Index	15.78%	7.65%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 1,125,342,558
Holdings Count | shares	63
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,125,342,558
Number of portfolio holdings (excluding derivatives)	63
Portfolio turnover rate[2]	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Sector diversification[3,5]	(%)
Electric	43.2%
Midstream	15.1%
Railways	14.9%
Airports	7.7%
Gas Distribution	5.7%
Marine Ports	4.3%
Communications	3.6%
Toll Roads	3.0%
Environmental Services	2.8%
Other (includes short-term investments)	-0.3%

Country diversification[3,5]	(%)
United States	60.5%
Canada	7.8%
Australia	4.0%
Japan	3.7%
Spain	3.4%
India	3.2%
United Kingdom	2.7%
Brazil	2.6%
Philippines	2.5%
Other (includes short-term investments)	9.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Infrastructure Fund, Inc.
Class Name	Class Z
Trading Symbol	CSUZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 11.67% total return in the six months ended June 30, 2026, compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index, which returned 10.66%, and the MSCI World Index - net, which returned 9.69%.

Security selection in midstream energy contributed to relative performance compared with the FTSE Global Core Infrastructure 50/50 Net Tax Index. Contributors included a large overweight in The Williams Companies, a U.S.-based natural gas pipeline operator, which rose materially on expansion projects and improved operational efficiencies to better monetize growing natural gas demand. Stock selection in electric utilities also contributed, led by an overweight investment in Entergy Corporation. The company secured an expanded agreement with Meta for a Louisiana data center campus, increasing investment in power generation and grid infrastructure, while insulating other customers from the related costs. Stock selection in marine ports further contributed, driven by an overweight investment in International Container Terminal Services. The stock outperformed as earnings have consistently exceeded analysts' expectations, while the company continues to pursue accretive mergers and acquisitions.

Stock selection in the gas distribution sector detracted from relative performance, with an overweight investment in China-based ENN Energy Holdings declining after a planned takeover failed to materialize and lower-than-expected earnings and macroeconomic headwinds added pressure. An allocation to environmental services also detracted, with Cleanaway Waste Management delivering disappointing guidance. Security selection in the communications sector detracted, largely due to a lack of exposure to satellite operator Viasat. The company recently benefited from rising satellite enthusiasm following SpaceX's initial public offering, as well as the potential spinoff of its defense business.

Top contributors	Top detractors
Midstream	Gas Distribution
Electric	Environmental Services
Marine Ports	Communications

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z1	18.02%	8.46%	8.11%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE Global Core Infrastructure 50/50 Net Tax Index	15.78%	7.65%	7.47%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	May 01, 2026
Net Assets	$ 1,125,342,558
Holdings Count | shares	63
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$1,125,342,558
Number of portfolio holdings (excluding derivatives)	63
Portfolio turnover rate[2]	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Sector diversification[3,5]	(%)
Electric	43.2%
Midstream	15.1%
Railways	14.9%
Airports	7.7%
Gas Distribution	5.7%
Marine Ports	4.3%
Communications	3.6%
Toll Roads	3.0%
Environmental Services	2.8%
Other (includes short-term investments)	-0.3%

Country diversification[3,5]	(%)
United States	60.5%
Canada	7.8%
Australia	4.0%
Japan	3.7%
Spain	3.4%
India	3.2%
United Kingdom	2.7%
Brazil	2.6%
Philippines	2.5%
Other (includes short-term investments)	9.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
NextEra Energy, Inc.	5.5%
Williams Cos., Inc.	5.2%
TC Energy Corp.	4.9%
Entergy Corp.	4.7%
Union Pacific Corp.	4.5%
CSX Corp.	4.2%
American Electric Power Co., Inc.	3.0%
National Grid PLC	2.7%
Norfolk Southern Corp.	2.6%
Targa Resources Corp.	2.6%

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Material Fund Change Strategies [Text Block]	On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE Global Core Infrastructure 50/50 Net Tax Index, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Updated Prospectus Phone Number	1-800-330-7348